CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 25,369	$ 13,761	$ 52,332
Total current assets	25,369	13,761	52,332
Property and equipment, net	5,644	6,764	11,244
Deposits	2,300	2,300	9,330
Total assets	33,313	22,825	72,906
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	205,648	211,487	478,355
Accrued liabilities and expenses	548,875	486,596	627,650
Advances from stockholders/officers	170,000	185,000	5,000
Note payable	268,270	268,270
Convertible notes payable, net of unamortized debt discount of $123,525 and $57,778, respectively	65,242	68,975	52,222
Derivative liabilities	1,928,457	529,785	237,395
Total current liabilities	3,186,492	1,750,113	1,400,622
Long term debt:
Convertible notes payable, net of unamortized debt discount of $43,326	29,863	6,674
Convertible notes payable, related party, net of unamortized debt discount of $262,094	50,219	17,906
Total long term debt	80,082	24,580
Stockholders' deficit:
Preferred stock, par value $0.0001 per share; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2012 and 2011
Common stock, par value $0.0001 per share; 500,000,000 shares authorized; 279,865,011 and 210,850,519 shares issued and outstanding as of December 31, 2012 and 2011, respectively	29,076	27,987	21,085
Common stock to be issued	420,000	420,000	480,000
Additional paid in capital	4,558,579	4,264,979	1,270,835
Accumulated deficit during development stage	(8,240,916)	(6,464,834)	(3,099,636)
Total stockholders' deficit	(3,233,261)	(1,751,868)	(1,327,716)
Total liabilities and stockholders' deficit	$ 33,313	$ 22,825	$ 72,906